Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011 TheraCom LLC [Member]	Dec. 31, 2013 TheraCom LLC [Member]	Dec. 31, 2012 TheraCom LLC [Member]	Dec. 31, 2011 TheraCom LLC [Member]	Mar. 31, 2012 TheraCom LLC [Member]	Dec. 31, 2013 Linens N Things [Member]	Dec. 31, 2012 Linens N Things [Member]	Dec. 31, 2011 Linens N Things [Member]
Discontinued operation disclosures
Proceeds from sale of subsidiary									$ 0	$ 7	$ 250	$ 250
Working capital adjustment																7
Net revenues													0	0	650
Income from operations													0	0	18
Gain (Loss) on disposal													0	0	53		(12)	(12)	(7)
Income tax benefit (provision)									4	5	(95)
Loss from discontinued operations, net of tax	$ (1)	$ (6)	$ (1)	$ 0	$ 0	$ (5)	$ (1)	$ (1)	$ (8)	$ (7)	$ (31)